Business combinations (Details Narrative)			5 Months Ended	12 Months Ended
	Feb. 12, 2026 USD ($) shares	Feb. 12, 2026 INR (₨)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Feb. 12, 2026 AUD ($) shares	Feb. 12, 2026 INR (₨) shares
IfrsStatementLineItems [Line Items]
Share price | $ / shares				$ 10.17
Deferred cash consideration percent				20.30%
Total consideration transferred	$ 249,650,654
Ordinary shares issued as consideration	180,430,575
Paid to vendors	14,134,800
Number of ordinary share | shares			206,088,228	206,088,228		11,069,578
Shares issued as consideration for acquisitions				$ 180,610,575
Fair value of share			$ 8,725,566	8,725,566
Non-controlling interest	(127,514)
Acquisition-related costs	$ 1,621,226			3,640,118	[1]
Net of cash acquired				9,156,879
Deferred consideration description	The deferred consideration of USD 10,255,102 (AUD 14,411,329) recognised in respect of VIS Networks Private Limited and VIS Global PTE Ltd is the present value, discounted at 12 percent per annum, of two cash instalments of USD 7,200,000 and USD 4,800,000 payable to the vendors twelve and twenty-four months after the acquisition date. It is not contingent on future events.	The deferred consideration of USD 10,255,102 (AUD 14,411,329) recognised in respect of VIS Networks Private Limited and VIS Global PTE Ltd is the present value, discounted at 12 percent per annum, of two cash instalments of USD 7,200,000 and USD 4,800,000 payable to the vendors twelve and twenty-four months after the acquisition date. It is not contingent on future events.
Acquired businesses contributed revenue			25,852,647	25,852,647
Profit (loss) of acquiree since acquisition date			704,190
VIS Group [Member]
IfrsStatementLineItems [Line Items]
Cash transferred			12,000,000	12,000,000
Total consideration transferred	$ 66,826,175
Ordinary shares issued as consideration
Paid to vendors	12,000,000
Cash paid for subscription	6,136
Non-controlling interest	(52,042)
Cash transferred			14,149,073	14,149,073
Mirragin and nisus [member]
IfrsStatementLineItems [Line Items]
Cash transferred								$ 3,000,000
Vega Group [member]
IfrsStatementLineItems [Line Items]
Total consideration transferred	84,820,003		84,820,003	84,820,003
Ordinary shares issued as consideration	82,426,099		82,426,099	82,426,099
Cash consideration			2,393,904	2,393,904
Paid to vendors	2,134,800		$ 2,134,800	$ 2,134,800
Non-controlling interest	(75,472)
Fair value of trade and unbilled receivables acquired	20,580,139
Gross contractual amount receivable	22,552,058
Fair value of acquired receivables	1,971,919
Other receivables	2,858,652
Acquisition-related costs	1,621,226
RAS Consulting Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Cash transferred								550,000
Number of ordinary share | shares			17,699	17,699
Mirragin RAS consulting pty ltd [member]
IfrsStatementLineItems [Line Items]
Cash transferred	180,000							252,950.88
Investment								$ 432,840
Simple Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Cash transferred	180,430,575
Shares issued as consideration for acquisitions	180,610,575
Amount of share acquisitions not included in consideration	$ 180,000
VIS Network Private Limited [member]
IfrsStatementLineItems [Line Items]
Number of ordinary share | shares	4,382,603							4,382,603	4,382,603
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Cash transferred			$ 12,000,000	$ 12,000,000
Fair value of share			$ 44,571,073	$ 44,571,073
Percentage of voting equity interests acquired	79.70%		79.70%	79.70%				79.70%	79.70%
Trade receivables of additional loss allowance	$ 1,602,391	₨ 145,151,924
Provisions include annual leave	46,486	₨ 4,210,893
Deferred tax assets recognised as of acquisition date	414,990								₨ 37,591,718
loan receivable	188,679
Non-controlling interest	75,472
Mirragin Group [member]
IfrsStatementLineItems [Line Items]
Total consideration transferred	249,650,654
Ordinary shares issued as consideration	180,430,575
Paid to vendors	14,134,800
Intangible assets other than goodwill	6,312
Deferred legal costs	$ 77,397
Percentage of voting equity interests acquired	79.70%							79.70%	79.70%
Non-current investments	$ 784,570
Deferred tax assets recognised as of acquisition date	796,552
Non-controlling interest	(127,514)
Investment	4,096,400
Cash and cash equivalents recognised as of acquisition date	$ 4,986,058
VIS global pty ltd [member]
IfrsStatementLineItems [Line Items]
Deferred legal costs								$ 108,765
Merykh technologies private limited [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	25.00%							25.00%	25.00%
Non-current investments	$ 6,789
VIS Global PTE Ltd [member]
IfrsStatementLineItems [Line Items]
Cash transferred			$ 999	$ 999
Percentage of voting equity interests acquired	79.70%		79.70%	79.70%				79.70%	79.70%
Nisus Australia Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Cash transferred			$ 2,148,074	$ 2,148,074

[1]	The costs of the Nasdaq listing and of the acquisitions completed on 12 February 2026, including the acquisition-related legal costs of USD 1,621,226 (Note 37). They are included in professional services and in administrative and other expenses, and are material items of expense disclosed under IFRS 8 paragraph 23(f).